Critical accounting judgements and estimates	12 Months Ended
Dec. 31, 2020
Critical accounting judgements and estimates
Critical accounting judgements and estimates

3.    Critical accounting estimates

The preparation of the Group’s consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and their accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amounts of the assets or liabilities affected in the future.

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below.

(a) Impairment of non-financial assets (other than goodwill) - recoverable amount

The Group assesses whether there are any indicators of impairment for all non-financial assets (including the right-of-use assets) at the end of each reporting period. Indefinite life intangible assets are tested for impairment annually and at other times when such an indicator exists. Other non-financial assets are tested for impairment when there are indicators that the carrying amounts may not be recoverable. An impairment exists when the carrying value of an asset or a CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use.

A  fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

Value in use is generally determined as the present value of the estimated future cash flows of those expected to arise from the continued use of the asset in its present form and its eventual disposal. Present values are determined using a risk-adjusted pre-tax discount rate appropriate to the risks inherent in the asset. Future cash flow estimates are based on expected sales volumes, selling prices (considering current and historical prices, price trends and related factors) and operating costs. This policy requires management to make these estimates and assumptions which are subject to risk and uncertainty; hence, there is a possibility that changes in circumstances will alter these projections, which may impact on the net recoverable amounts of the assets. In such circumstances, some or all of the carrying value of the assets may be impaired and the impairment would be charged against profit or loss. The key assumptions used to determine the recoverable amount are disclosed and further explained in Note 10.

(b) Impairment of goodwill - recoverable amount

In accordance with the Group’s accounting policy, goodwill is allocated to the Group’s CGUs as it represents the lowest level within the Group at which the goodwill is monitored for internal management purposes and is tested for impairment annually or more frequently if events or changes in circumstance indicated that the carrying amount may be impaired, by comparing the recoverable amount of the CGU and the carrying amount of the CGU. by preparing a formal estimate of the recoverable amount. The recoverable amount is the higher of value in use and the fair value less costs of disposal. The carrying amount of goodwill at 31 December 2020 and 2019 was RMB6,085,650 and RMB 6,056,253, respectively. Similar considerations to those described above in respect of assessing the recoverable amount of non-financial assets also apply to goodwill. Further details are given in Note 13.

(c)	Leases – Estimating the incremental borrowing rate

The Group cannot readily determine the interest rate implicit in a lease, and therefore, it uses an incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Group “would have to pay”, which requires estimation when no observable rates are available or when it needs to be adjusted to reflect the terms and conditions of the lease. The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates.